Related parties - Associate Balances (Details) - Associates - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Trade and other receivables	$ 18,631	$ 13,558
Trade and other payables	$ 301	$ 2,695